Document and Entity Information	Jun. 11, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001348036
Document Type	8-K/A
Document Period End Date	Jun. 11, 2020
Entity Registrant Name	AVALARA, INC.
Entity Incorporation State Country Code	WA
Entity File Number	001-38525
Entity Tax Identification Number	91-1995935
Entity Address, Address Line One	255 South King Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	(206)
Local Phone Number	826-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	AVLR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment”) amends the Current Report on Form 8-K of Avalara, Inc. (the “Company”) filed on June 16, 2020 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2020 Annual Meeting of Shareholders held on June 11, 2020 (the “Annual Meeting”). The purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future shareholder advisory votes on named executive officer compensation. No other changes have been made to the Original Form 8-K.